Subsequent events	12 Months Ended
Mar. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
53.
Subsequent events

On June 6, 2025, the Group through its subsidiaries, ReNew Solar Power Private Limited and ReNew Transmission Ventures Private Limited (together referred to as 'Sellers') have entered into share purchase agreement for sale of its entire stake in two subsidiaries namely, ReNew Surya Aayan Private Limited (solar power segment) and Koppal Narendra Transmission Limited (transmission line segment) respectively to Indi Grid ('Buyer'). Subsequently, the Group lost control over the aforementioned subsidiaries on June 24, 2025 and the carrying value of the net assets disposed was not materially different from the sales consideration received.

The Group has evaluated subsequent events through July 29, 2025, which is the date when the consolidated financial statements were authorised for issuance. There are no events which would require any material adjustments or disclosures in these consolidated financial statements.